Capital structure and financial items - Borrowings - Issuance of Eurobonds (Details) € in Millions, kr in Millions	Dec. 31, 2022 DKK (kr)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 DKK (kr)
Disclosure of detailed information about financial instruments [line items]
Notional amount	kr 112,512		kr 89,653
Eurobond 0.000% Fixed, Maturing June 2024
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,834	€ 650
Eurobond 0.750% Fixed, Maturing March 2025
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,718	500
Eurobond 1.125% Fixed, Maturing September 2027
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,718	500
Eurobond 0.125% Fixed, Maturing June 2028
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,834	650
Eurobond 1.375% Fixed, Maturing March 2030
Disclosure of detailed information about financial instruments [line items]
Notional amount	kr 3,718	€ 500